SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Ordinary Shares Subject to Possible Redemption (Q1) (Details) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds			$ 270,480,000	$ 0
Class A ordinary shares issuance costs	$ 0	$ (26,780)	(509,869)	(26,780)
Class A ordinary shares subject to possible redemption	$ 284,280,000		$ 278,760,000	$ 284,280,000	$ 278,760,000
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Ordinary shares, redemption (in shares)	27,600,000		27,600,000	27,600,000	27,600,000
Initial Public Offering [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds					$ 278,760,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Class A ordinary shares issuance costs					(17,568,199)
Accretion of carrying value to redemption value				$ 5,520,000	33,465,447
Class A ordinary shares subject to possible redemption			$ 278,760,000	$ 284,280,000	278,760,000
Initial Public Offering [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Public Warrants					$ (15,897,248)